Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000007415 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[1]
C000007415 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[1]
C000007415 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[1]
C000007415 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[1]
C000007415 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000007415 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[1]
C000007415 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000007415 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000007415 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[1]
C000007415 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000007415 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000007415 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007415 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007415 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007415 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007415 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007412 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[2]
C000007412 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[2]
C000007412 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[2]
C000007412 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[2]
C000007412 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[2]
C000007412 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[2]
C000007412 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000007412 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[2]
C000007412 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[2]
C000007412 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[2]
C000007412 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000007412 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007412 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007412 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007412 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007412 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007414 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[3]
C000007414 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[3]
C000007414 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[3]
C000007414 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000007414 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000007414 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[3]
C000007414 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000007414 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000007414 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[3]
C000007414 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000007414 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000007414 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000007414 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000007414 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000007414 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000007414 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250247 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[4]
C000250247 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[4]
C000250247 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[4]
C000250247 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[4]
C000250247 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[4]
C000250247 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[4]
C000250247 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000250247 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[4]
C000250247 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[4]
C000250247 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[4]
C000250247 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000250247 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000250247 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250247 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000250247 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000250247 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047292 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%	[5]
C000047292 [Member] | Cadence Design Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%	[5]
C000047292 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%	[5]
C000047292 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[5]
C000047292 [Member] | Mastercard Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000047292 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%	[5]
C000047292 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000047292 [Member] | Visa Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000047292 [Member] | Masimo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[5]
C000047292 [Member] | Trane Technologies PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000047292 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000047292 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000047292 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000047292 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047292 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047292 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%

[1]	Excludes short-term securities.
[2]	Excludes short-term securities.
[3]	Excludes short-term securities.
[4]	Excludes short-term securities.
[5]	Excludes short-term securities.